INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
GOODWILL [Abstract]
INTANGIBLE ASSETS
NOTE 6:-	INTANGIBLE ASSETS

	December 31,
	2025	2024
Original amounts:
Customer relationships	$13,983	$13,983
Accumulated amortization:
Customer relationships (1)	(10,562)	(10,302)
Accumulated impairment charges (2)	(3,236)	(3,236)
Foreign currency translation adjustment	(185)	(181)

Total intangibles assets	$-	$263

(1)	Amortization expense amounted to $260 and $2,617 for the years ended December 31, 2025 and 2024, respectively.

(2)	During the year ended December 31, 2024, the Company recorded an impairment loss related to its intangible assets. See also Note 2k.